Equity Method Investments - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments [Roll Forward]
Equity method investments at January 1	$ 174,910	$ 148,534	$ 150,209
Equity contributions to joint venture entity	89,000	35,000	0
Equity method investments – additions	0	1,559	0
Share of results	16,911	20,607	25,794
Distributions received from equity method investments	(27,092)	(30,790)	(27,469)
Total equity method investments at December 31	$ 253,729	$ 174,910	$ 148,534